Matthews Asian Growth and Income Fund	September 30, 2022

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 91.0%

	Shares	Value

CHINA/HONG KONG: 41.4%
Tencent Holdings, Ltd.	996,500	$33,658,102
AIA Group, Ltd.	3,867,800	32,202,944
JD.com, Inc. A Shares	857,702	21,638,262
HKT Trust & HKT, Ltd.	13,191,000	15,449,470
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	3,311,375	15,260,416
Techtronic Industries Co., Ltd.	1,576,000	15,038,387
NetEase, Inc. ADR	189,700	14,341,320
NARI Technology Co., Ltd. A Shares	3,641,109	12,611,992
ENN Natural Gas Co., Ltd. A Shares	4,817,077	12,458,595
Guangdong Investment, Ltd.	15,580,000	12,445,617
BOC Hong Kong Holdings, Ltd.	3,724,500	12,386,635
Wuliangye Yibin Co., Ltd. A Shares	522,874	12,353,878
Midea Group Co., Ltd. A Shares	1,742,930	12,000,878
Jiangsu Expressway Co., Ltd. H Shares	15,970,000	11,989,869
Yum China Holdings, Inc.	248,985	11,784,460
Link REIT	1,660,700	11,592,532
CK Hutchison Holdings, Ltd.	2,044,172	11,255,719
Topsports International Holdings, Ltd.[b,c]	15,862,000	11,088,109
Zhongsheng Group Holdings, Ltd.	2,652,500	10,518,050
Qingdao Haier Biomedical Co., Ltd. A Shares	1,147,882	9,986,870
CIFI Ever Sunshine Services Group, Ltd.[c]	10,838,000	4,002,805

Total China/Hong Kong		304,064,910

INDIA: 11.3%
Housing Development Finance Corp., Ltd.	804,587	22,447,600
Tata Consultancy Services, Ltd.	386,051	14,148,343
Crompton Greaves Consumer Electricals, Ltd.	2,419,436	12,188,312
Computer Age Management Services, Ltd.	377,063	11,617,189
Sanofi India, Ltd.	162,854	11,540,046
Embassy Office Parks REIT	2,652,149	11,258,424

Total India		83,199,914

TAIWAN: 10.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,950,187	52,361,278
Chailease Holding Co., Ltd.	2,267,160	12,950,277
Advantech Co., Ltd.	1,369,884	12,618,656

Total Taiwan		77,930,211

SOUTH KOREA: 8.2%
Samsung Electronics Co., Ltd.	641,948	23,571,851
Macquarie Korea Infrastructure Fund	2,054,184	16,825,831
Coway Co., Ltd.	272,579	10,193,483
LEENO Industrial, Inc.	112,250	9,656,901

Total South Korea		60,248,066

SINGAPORE: 7.4%
United Overseas Bank, Ltd.	902,200	16,341,171
CapLand Ascendas REIT	8,056,184	15,027,553
Singapore Technologies Engineering, Ltd.	4,889,725	12,148,296
Venture Corp., Ltd.	944,400	10,731,167

Total Singapore		54,248,187

FRANCE: 3.7%
Pernod Ricard SA	79,688	14,619,092
LVMH Moet Hennessy Louis Vuitton SE	21,836	12,873,955

Total France		27,493,047

	Shares	Value

UNITED STATES: 1.9%
Broadcom, Inc.	30,800	$13,675,508

Total United States		13,675,508

INDONESIA: 1.8%
PT Bank Rakyat Indonesia Persero Tbk	45,266,472	13,248,259

Total Indonesia		13,248,259

THAILAND: 1.7%
Digital Telecommunications Infrastructure Fund F Shares	35,055,000	12,525,271

Total Thailand		12,525,271

PHILIPPINES: 1.5%
Bank of the Philippine Islands	7,228,004	11,009,244

Total Philippines		11,009,244

AUSTRALIA: 1.5%
Aristocrat Leisure, Ltd.	515,085	10,861,390

Total Australia		10,861,390

TOTAL COMMON EQUITIES		668,504,007

(Cost $735,684,523)

CONVERTIBLE CORPORATE BONDS: 7.8%

	Face Amount*	Value

CHINA/HONG KONG: 7.8%
ESR Group, Ltd., Cnv. 1.500%, 09/30/25[c]	17,657,000	16,562,266
Pharmaron Beijing Co., Ltd., Cnv. 0.000%, 06/18/26[c]	18,800,000	16,308,833
Hansoh Pharmaceutical Group Co., Ltd., Cnv.
0.000%, 01/22/26[c]	13,654,000	12,377,351
China Conch Venture Holdings International, Ltd., Cnv.
0.000%, 09/05/23[c]	HKD 88,000,000	11,838,489

Total China/Hong Kong		57,086,939

TOTAL CONVERTIBLE CORPORATE BONDS		57,086,939

(Cost $64,023,658)

TOTAL INVESTMENTS: 98.8%		725,590,946
(Cost $799,708,181)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 1.2%		8,483,424

NET ASSETS: 100.0%		$734,074,370

matthewsasia.com | 800.789.ASIA	1

Matthews Asian Growth and Income Fund	September 30, 2022

Schedule of Investments[a] (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2022, the aggregate value is $11,088,109, which is 1.51% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

*	All Values in USD unless otherwise specified.

ADR	American Depositary Receipt

Cnv.	Convertible

HKD	Hong Kong Dollar

REIT	Real Estate Investment Trust

USD	U.S. Dollar

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS